Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Foreign	$ (3,238)	$ 13	$ 9
Income tax income / (expense) from continuing operations	3,238	(13)	(9)
Foreign
Operating Loss Carryforwards [Line Items]
Foreign	3,238	(13)	(9)
Income tax income / (expense) from continuing operations	(3,238)	13	9
Switzerland
Operating Loss Carryforwards [Line Items]
Foreign	(0)	(0)	(0)
Income tax income / (expense) from continuing operations	$ 0	$ 0	$ 0